ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Nov. 05, 2018	Oct. 16, 2018	Oct. 01, 2018	Sep. 07, 2018	Jun. 01, 2018	Dec. 31, 2017	Apr. 04, 2017
Consideration transferred
Non-controlling interest, Exchange LP units, equity	$ 71						$ 0
Fair value of assets and liabilities acquired
Goodwill	3,859						1,301
U.S. Data Center Operation [Member]
Consideration transferred
Cash	315
Total consideration	315
Fair value of assets and liabilities acquired
Accounts receivable and other	3
Property, plant and equipment	440
Intangible assets	221
Goodwill	463
Accounts payable and other	(24)
Net assets acquired before non-controlling interest	1,103
Non-controlling interest	(788)
Net assets acquired	$ 315
Rayalseema Expressway Limited [Domain]
Consideration transferred
Cash		$ 3
Contingent consideration, acquisition-date fair value		2
Total consideration		5
Fair value of assets and liabilities acquired
Accounts receivable and other		3
Intangible assets		226
Accounts payable and other		(60)
Non-recourse borrowings		(151)
Net assets acquired before non-controlling interest		18
Non-controlling interest		(13)
Net assets acquired		$ 5
North American Residential Energy Infrastructure Operation [Member]
Consideration transferred
Cash			$ 491
Non-controlling interest, Exchange LP units, equity			232
Total consideration			723
Fair value of assets and liabilities acquired
Accounts receivable and other			187
Property, plant and equipment			669
Intangible assets			1,863
Goodwill			1,260
Accounts payable and other			(235)
Non-recourse borrowings			(877)
Cash and cash equivalents			24
Deferred income tax assets			23
Deferred income tax and other liabilities			(472)
Net assets acquired before non-controlling interest			2,442
Non-controlling interest			(1,719)
Net assets acquired			$ 723
Western Canadian Natural Gas Gathering and Processing Operation [Member]
Consideration transferred
Cash				$ 559
Total consideration				559
Fair value of assets and liabilities acquired
Accounts receivable and other				55
Property, plant and equipment				1,442
Intangible assets				157
Goodwill				524
Accounts payable and other				(46)
Cash and cash equivalents				10
Deferred income tax and other liabilities				(186)
Net assets acquired before non-controlling interest				1,956
Non-controlling interest				(1,397)
Net assets acquired				$ 559
Simhapuri Expressway Limited [Domain]
Consideration transferred
Cash					$ 53
Total consideration					53
Fair value of assets and liabilities acquired
Accounts receivable and other					33
Intangible assets					488
Goodwill					37
Accounts payable and other					(61)
Non-recourse borrowings					(279)
Cash and cash equivalents					1
Deferred income tax and other liabilities					(37)
Net assets acquired before non-controlling interest					182
Non-controlling interest					(129)
Net assets acquired					$ 53
Colombian Gas Distribution Operation [Member]
Consideration transferred
Cash						$ 118
Business combinations, pre-existing interest, equity						32
Total consideration						150
Fair value of assets and liabilities acquired
Accounts receivable and other						245
Property, plant and equipment						394
Intangible assets						253
Goodwill						621
Accounts payable and other						(165)
Non-recourse borrowings						(177)
Cash and cash equivalents						36
Deferred income tax and other liabilities						(143)
Net assets acquired before non-controlling interest						1,064
Non-controlling interest						(914)
Net assets acquired						$ 150
Brazilian regulated gas transmission operation
Consideration transferred
Cash								$ 1,306
Deferred consideration, acquisition-date fair value								262
Total consideration								1,568
Fair value of assets and liabilities acquired
Accounts receivable and other								317
Intangible assets								5,515
Goodwill								804
Accounts payable and other								(202)
Cash and cash equivalents								89
Deferred income tax and other liabilities								(946)
Net assets acquired before non-controlling interest								5,577
Non-controlling interest								(4,009)
Net assets acquired								$ 1,568
Aggregated individually immaterial business combinations
Consideration transferred
Cash							9
Deferred consideration, acquisition-date fair value							21
Total consideration							30
Fair value of assets and liabilities acquired
Accounts receivable and other							28
Property, plant and equipment							104
Goodwill							14
Non-recourse borrowings							(30)
Deferred income tax and other liabilities							(30)
Net assets acquired before non-controlling interest							86
Non-controlling interest							(56)
Net assets acquired							$ 30